Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Selected Financial Information by Segment
The following tables present selected financial information by segment and reconcile segment adjusted pre-tax income (loss) to amounts reported in the consolidated statements of income (loss):

	For the Year Ended December 31, 2017
	(Successor Company)
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Adjusted revenues:
Premiums	$867.4	$—	$—	$32.1	$—	$899.5
Net investment income	25.7	698.7	303.3	242.1	14.3	1,284.1
Policy fees, contract charges, and other	4.9	22.9	0.7	244.2	—	272.7
Certain realized gains (losses)	—	(12.7)	(1.2)	(5.4)	(56.2)	(75.5)
Total adjusted revenues	898.0	708.9	302.8	513.0	(41.9)	2,380.8
Segment benefits and expenses:
Policyholder benefits and claims	640.2	8.4	—	110.1	—	758.7
Interest credited	—	418.4	279.7	275.5	—	973.6
Other underwriting and operating expenses	220.7	115.1	15.6	98.8	2.3	452.5
Amortization of DAC and VOBA	2.8	60.8	2.0	8.7	—	74.3
Total segment benefits and expenses	863.7	602.7	297.3	493.1	2.3	2,259.1
Segment adjusted pre-tax income (loss)	$34.3	$106.2	$5.5	$19.9	$(44.2)	$121.7

Total adjusted revenues	$898.0	$708.9	$302.8	$513.0	$(41.9)	$2,380.8
Add: Excluded realized gains (losses)	0.6	42.6	33.3	0.5	0.4	77.4
Total revenues	898.6	751.5	336.1	513.5	(41.5)	2,458.2

Total segment benefits and expenses	863.7	602.7	297.3	493.1	2.3	2,259.1
Add: Amortization of intangible assets	53.4	26.0	3.3	1.7	—	84.4
Total benefits and expenses	917.1	628.7	300.6	494.8	2.3	2,343.5
Income (loss) from operations before income taxes	$(18.5)	$122.8	$35.5	$18.7	$(43.8)	$114.7
As of December 31, 2017
Total investments	$342.3	$21,673.5	$7,349.9	$6,855.5	$1,623.6	$37,844.8
DAC and VOBA	7.7	422.0	16.3	250.2	—	696.2
Other intangible assets	707.3	485.2	49.6	12.8	—	1,254.9
Goodwill	308.0	198.8	50.2	6.0	—	563.0
Separate account assets	—	613.2	—	364.9	—	978.1
Total assets	1,467.3	23,968.5	7,513.4	7,836.0	1,769.0	42,554.2
Future policy benefits, losses, claims and loss expense (1)	344.7	21,350.2	7,124.5	7,221.9	—	36,041.3
Other policyholders' funds	29.3	22.7	4.0	47.0	14.9	117.9
___________________

(1)	Includes funds held under deposit contracts, future policy benefits, and policy and contract claims on the consolidated balance sheets.

	February 1 to December 31, 2016
	(Successor Company)
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Adjusted revenues:
Premiums	$686.7	$—	$—	$30.8	$—	$717.5
Net investment income	18.8	579.5	288.8	202.9	11.3	1,101.3
Policy fees, contract charges, and other	6.3	17.9	0.8	195.0	0.1	220.1
Certain realized gains (losses)	—	(24.3)	(5.1)	(7.9)	(48.5)	(85.8)
Total adjusted revenues	711.8	573.1	284.5	420.8	(37.1)	1,953.1
Segment benefits and expenses:
Policyholder benefits and claims	497.6	2.8	—	68.4	—	568.8
Interest credited	—	354.8	267.5	245.5	—	867.8
Other underwriting and operating expenses	177.8	98.2	17.0	87.9	25.7	406.6
Amortization of DAC and VOBA	0.6	56.5	0.7	1.9	—	59.7
Total segment benefits and expenses	676.0	512.3	285.2	403.7	25.7	1,902.9
Segment adjusted pre-tax income (loss)	$35.8	$60.8	$(0.7)	$17.1	$(62.8)	$50.2

Total adjusted revenues	$711.8	$573.1	$284.5	$420.8	$(37.1)	$1,953.1
Add: Excluded realized gains (losses)	(1.3)	(2.9)	(12.0)	(4.5)	(3.8)	(24.5)
Total revenues	710.5	570.2	272.5	416.3	(40.9)	1,928.6

Total segment benefits and expenses	676.0	512.3	285.2	403.7	25.7	1,902.9
Add: Amortization of intangible assets	49.0	23.8	3.1	1.5	—	77.4
Total benefits and expenses	725.0	536.1	288.3	405.2	25.7	1,980.3
Income (loss) from operations before income taxes	$(14.5)	$34.1	$(15.8)	$11.1	$(66.6)	$(51.7)
As of December 31, 2016
Total investments	$95.3	$19,609.6	$7,204.2	$6,513.4	$1,878.2	$35,300.7
DAC and VOBA	2.4	423.5	8.8	162.0	—	596.7
Other intangible assets	760.8	511.2	52.9	14.5	—	1,339.4
Goodwill	308.0	198.8	50.2	6.0	—	563.0
Separate account assets	—	652.2	—	259.2	—	911.4
Total assets	1,237.6	21,941.4	7,377.8	7,345.1	1,952.8	39,854.7
Future policy benefits, losses, claims and loss expense (1)	272.8	19,531.9	7,260.4	6,954.5	—	34,019.6
Other policyholders' funds	26.3	22.1	5.0	49.9	14.7	118.0
___________________

(1)	Includes funds held under deposit contracts, future policy benefits, and policy and contract claims on the consolidated balance sheets.

	January 1 to January 31, 2016
	(Predecessor Company)
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Adjusted revenues:
Premiums	$58.6	$—	$—	$2.6	$—	$61.2
Net investment income	2.1	57.3	29.8	22.9	(2.4)	109.7
Policy fees, contract charges, and other	0.6	1.4	0.1	16.2	—	18.3
Certain realized gains (losses)	—	(0.4)	—	—	—	(0.4)
Total adjusted revenues	61.3	58.3	29.9	41.7	(2.4)	188.8
Segment benefits and expenses:
Policyholder benefits and claims	37.1	0.2	—	11.1	—	48.4
Interest credited	—	33.2	30.1	21.6	—	84.9
Other underwriting and operating expenses	16.1	8.0	1.4	7.3	0.4	33.2
Amortization of DAC	0.2	6.6	0.6	1.2	—	8.6
Total segment benefits and expenses	53.4	48.0	32.1	41.2	0.4	175.1
Segment adjusted pre-tax income (loss)	$7.9	$10.3	$(2.2)	$0.5	$(2.8)	$13.7

Total adjusted revenues	$61.3	$58.3	$29.9	$41.7	$(2.4)	$188.8
Add: Excluded realized gains (losses)	—	(1.9)	(22.5)	0.6	(2.7)	(26.5)
Total revenues	61.3	56.4	7.4	42.3	(5.1)	162.3
Total benefits and expenses	53.4	48.0	32.1	41.2	0.4	175.1
Income (loss) from operations before income taxes	$7.9	$8.4	$(24.7)	$1.1	$(5.5)	$(12.8)

	For the Year Ended December 31, 2015
	(Predecessor Company)
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Adjusted revenues:
Premiums	$683.2	$—	$—	$33.4	$—	$716.6
Net investment income	23.4	663.6	380.9	290.9	(19.4)	1,339.4
Policy fees, contract charges, and other	6.5	18.7	0.8	180.7	0.3	207.0
Certain realized gains (losses)	—	(1.0)	—	—	—	(1.0)
Total adjusted revenues	713.1	681.3	381.7	505.0	(19.1)	2,262.0
Segment benefits and expenses:
Policyholder benefits and claims	456.9	0.6	—	113.3	—	570.8
Interest credited	—	374.8	341.0	257.8	—	973.6
Other underwriting and operating expenses	184.5	99.9	16.7	87.2	(1.0)	387.3
Amortization of DAC and VOBA	1.8	71.8	6.1	10.4	—	90.1
Total segment benefits and expenses	643.2	547.1	363.8	468.7	(1.0)	2,021.8
Segment adjusted pre-tax income (loss)	$69.9	$134.2	$17.9	$36.3	$(18.1)	$240.2

Total adjusted revenues	$713.1	$681.3	$381.7	$505.0	$(19.1)	$2,262.0
Add: Excluded realized gains (losses)	0.1	(34.6)	(6.3)	(5.3)	(46.0)	(92.1)
Total revenues	713.2	646.7	375.4	499.7	(65.1)	2,169.9
Total benefits and expenses	643.2	547.1	363.8	468.7	(1.0)	2,021.8
Income (loss) from operations before income taxes	$70.0	$99.6	$11.6	$31.0	$(64.1)	$148.1